Operating Leases (Details Narrative)				1 Months Ended	3 Months Ended	12 Months Ended
	May 30, 2019 USD ($)	May 03, 2019	Apr. 30, 2019	May 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) ft²	Dec. 31, 2017 USD ($)	Mar. 25, 2019 USD ($)	Dec. 31, 2018 ft²
Lease payment					$ 47,400	$ 272,700	$ 199,950
Debt instrument increase percentage						9.00%
Repayment of debt	$ 1,500,000
Promissory Note [Member]
Debt maturity date		Aug. 03, 2019	Apr. 01, 2020
Debt instrument interest rate percentage		2.56%	4.60%
Debt instrument increase percentage			9.00%
Repayment of debt				$ 1,500,000
Accrued interest						$ 22,196
Jagemann Stamping Company's [Member]
Promissory note						$ 9,900,000		$ 500,000
Payson [Member]
Area of land | ft²						20,000
Lease payment						$ 10,000
Lease expiration period						Nov. 30, 2021
Scottsdale [Member]
Area of land | ft²						21,000			5,000
Lease payment						$ 17,702
Lease expiration period						Dec. 31, 2023
Lease description						Our executive offices are located in Scottsdale, Arizona where we lease 21,000 square feet of office and warehouse space for $17,702, which will increase by approximately 4.4% each year.
Scottsdale [Member] | Month-to-Month Triple Net Lease [Member]
Area of land | ft²						5,000
Lease payment						$ 3,800
Manitowoc [Member]
Area of land | ft²						50,000
Lease payment						$ 32,844
Lease expiration period						Mar. 31, 2026